Redeemable non-controlling interest - Narrative (Details) - USD ($) $ in Thousands				1 Months Ended
		Jul. 02, 2025	Apr. 07, 2021	Sep. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interest contingency		$ 102,100			$ 83,931	$ 132,179	$ 120,650
Put/call option trigger period				2 years
SVS
Redeemable Noncontrolling Interest [Line Items]
Issuance of SVS to settle non-controlling interest (in shares)	[1]	6,810,853
Curaleaf International Holdings Limited
Redeemable Noncontrolling Interest [Line Items]
Percentage of ownership					100.00%	68.50%
Redeemable non-controlling interest contingency					$ 0	$ 94,561
Redeemable non-controlling interest, redemption value		$ 5,400
Strategic investor | Curaleaf International Holdings Limited
Redeemable Noncontrolling Interest [Line Items]
Proceeds from minority interest investment			$ 130,800
Ownership interest by minority shareholders			31.50%

[1]	*as defined in Note 1 — Operations of the Company